Investor Certificateholders' Monthly Statement

Discover Card Master Trust I

Series 2007-CC Monthly Statement

Exhibit 99.1

Distribution Date: July 15, 2025

Month Ending: June 30, 2025

Pursuant to the Second Amended and Restated Series Supplement dated as of May 18, 2025, as amended, (the "Series Supplement") relating to the Fourth Amended and Restated Pooling and Servicing Agreement dated as of May 18, 2025, in each case as amended prior to the distribution date noted above, among Capital One, National Association ("CONA"), as Master Servicer and Servicer, Discover Funding LLC, as Transferor (the "Depositor"), and U.S. Bank Trust Company, National Association as Trustee (the "Pooling and Servicing Agreement"), the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Fourth Amended and Restated Pooling and Servicing Agreement	As Exhibit 4.1.3 to the Form 8-K filed on May 20, 2025 under the file number 333-141703-02, as amended.
Second Amended and Restated Series Supplement	As Exhibit 4.1.4 to the Form 8-K filed on May 20, 2025 under the file number 333-141703-02, as amended.

1.	Principal Receivables for June, 2025		Beginning Principal Balances	Ending Principal Balances (1)
(a)	Aggregate Investor Interest (including Series 2007-CC Investor Interest)		$6,139,240,507.77	$4,873,417,722.57
	Transferor Interest		$21,327,767,984.01	$22,568,278,376.61
	Total Master Trust		$27,467,008,491.78	$27,441,696,099.18
(b)	Group One Investor Interest		$6,139,240,507.77	$4,873,417,722.57
(c)	Series 2007-CC Investor Interest		$6,139,240,507.77	$4,873,417,722.57
(d)	Total Master Trust # of Accounts		12,617,530	12,454,735
(e)	Minimum Principal Receivables Balance at the end of month (2)			$5,240,234,110.29
(f)	Amount by which Master Trust Principal Receivables Exceeded the Minimum Principal Receivables Balance at the end of month			$22,201,461,988.89
(g)	Percentage of the Principal Receivables that reflect Transferor Interest	(3)		82.24%

2.	Credit Risk Retention at the end of June, 2025 (4)	
(a)	Ending Principal Receivables	$27,441,696,099.18
(b)	Ending Investor Interest (before principal payments on this Distribution Date)	$6,139,240,507.77
(c)	Seller's Interest (2(a) - 2(b))	$21,302,455,591.41
(d)	Adjusted outstanding investor ABS interests (unpaid principal balance of DiscoverSeries Notes held by third-parties before principal payments on this Distribution Date)	$4,850,000,000.00
(e)	Seller's Interest as a percentage of adjusted outstanding investor ABS interests (2(c) / 2(d))	439.23%
(f)	Minimum Seller's Interest as a percentage of adjusted outstanding investor ABS interests as required by Regulation RR	5%

3. Allocation Percentages at the beginning of June, 2025 (after giving effect to any increases in the Aggregate Investor Interest or the Series 2007-CC Investor Interest occurring during the month)

(a) Series 2007-CC Finance Charge Collections Allocation Percentage	22.3513%
(b) Series 2007-CC Principal Collections Allocation Percentage	25.9921%
(c) Series 2007-CC Charge-Off Allocation Percentage	22.3513%
(d) Series 2007-CC Interchange Allocation Percentage	22.3513%

4. Allocation of Receivables and other amounts collected during June, 2025

	Finance Charge Collections	Principal Collections	Interchange
(a) Allocation between Investors and Transferor:			
Aggregate Investor Allocation (including Series 2007-CC Allocation)	$79,445,051.76	$2,024,161,022.03	$28,810,426.32
Transferor Allocation	$275,993,118.53	$5,763,439,910.67	$100,087,786.84
(b) Group One Allocation	$79,445,051.76	$2,024,161,022.03	$28,810,426.32
(c) Series 2007-CC Allocation	$79,445,051.76	$2,024,161,022.03	$28,810,426.32
(d) Reallocation to Series 2007-CC from other Series	$0.00	$0.00	$0.00
(e) Reallocation from Series 2007-CC to other Series	$0.00	$0.00	$0.00
(f) Group One Portfolio Yield as an annualized percentage of the Aggregate Investor Interest (FCC yield excludes principal recoveries)	14.72%	N/A	5.63%
(g) Series 2007-CC Portfolio Yield as an annualized percentage of the Series Investor Interest (FCC yield excludes principal recoveries)	14.72%	N/A	5.63%

(h) Principal Collections as a monthly percentage of Master Trust Receivables at the beginning of June, 2025	28.01%
(i) Finance Charge Collections as a monthly percentage of Master Trust Receivables at the beginning of June, 2025	1.28%
(j) Total Collections as a monthly percentage of Master Trust Receivables at the beginning of June, 2025	29.29%
(k) Interchange as a monthly percentage of Master Trust Receivables at the beginning of June, 2025	0.46%
(l) Total Collections and Interchange as a monthly percentage of Master Trust Receivables at the beginning of June, 2025	29.75%

(m) Trust Collections deposited for the month (5)

Prior Month	June, 2025
$1,019,237,916.66	$1,019,237,916.66

5. Investor Charged-Off Amount

		June, 2025	Cumulative Reductions in Series Investor Interests Due to Investor Charged-Off Amounts
(a)	Group One	$17,452,640.32	$0.00
(b)	Series 2007-CC	$17,452,640.32	$0.00
(c)	As an annualized percentage of Principal Receivables at the beginning of June, 2025	3.41%	N/A

6. Investor Monthly Servicing Fee payable to CONA on this Distribution Date

(a) Group One	$10,232,067.52
(b) Series 2007-CC	$10,232,067.52

7. Delinquency Summary

(a) Master Trust Receivables Outstanding at the end of June, 2025 $27,789,076,349.48

Payment Status	Number of Delinquent Accounts	Delinquent Amount Ending Balance	Percentage of Ending Receivables Outstanding
30-59 Days	15,366	$141,511,434.97	0.51%
60-89 Days	10,502	$100,033,527.41	0.36%
90-119 Days	7,427	$81,440,371.19	0.29%
120-149 Days	6,321	$69,801,954.61	0.25%
150-179 Days	6,026	$67,541,293.32	0.24%
180+ Days	0	$0.00	0.00%
Total	45,642	$460,328,581.50	1.66%

(b) Delinquency Percentage (60+ Days): 1.15%

8. Total Master Trust and Investor Principal Charge-Offs on this Distribution Date (6)

	Total MT Amount	Investor Amount	Rate
(a) Gross Charge-offs (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of June, 2025)	$78,083,334.39	$17,452,640.32	3.41%
(b) Recoveries (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of June, 2025)	$18,551,176.53	$4,146,429.12	0.81%
(c) Net Charge-offs (rate shown as an annualized percentage of applicable Principal Receivables at the beginning of June, 2025)	$59,532,157.86	$13,306,211.20	2.60%

(1) For Section 1, the ending balances for the Investor Interest and the Transferor Interest are shown after any principal payments to be made to the holders of DiscoverSeries Notes on this Distribution Date. (2) Pursuant to the Pooling and Servicing Agreement, the Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and CONA (as successor by merger to Discover Bank) fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust. (4) In accordance with the credit risk retention rules of Regulation RR, CONA (as successor by merger to Discover Bank), as Sponsor, is required to retain an economic interest in the credit risk of the Master Trust receivables. The Sponsor intends to satisfy this obligation by maintaining a seller’s interest in the Master Trust, calculated in accordance with Regulation RR, that will equal not less than 5% of the aggregate unpaid principal balance of all DiscoverSeries Notes, other than any notes that are at all times held by CONA (as successor by merger to Discover Bank) or one or more wholly-owned affiliates of CONA (as successor by merger to Discover Bank) (“adjusted outstanding investor ABS interests”). The required seller’s interest will be held by the Depositor through holding of the Transferor interest, which represents an undivided interest in the receivables of the Master Trust that are no represented by outstanding certificates at any given time. The Seller’s Interest set forth in Section 2 is calculated as of the applicable month-end and does not reflect principal payments to be made to holders of DiscoverSeries Notes on this Distribution Date. (5) Only the portion of Master Trust Collections required to be deposited under the Master Trust 's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Notes (or Certificates) are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance . (6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Section 4 above. (3) At the date of this report, CONA (as successor by merger to Discover Bank), as “originator” for the purposes of Article 6 of the EU Securitization Regulation and/or Article 6 of the UK Securitization Regulation (as applicable), in each case as in effect and applicable on the date of the issuance of the relevant outstanding tranche of DiscoverSeries Notes (the “EU/UK Risk Retention Regulations”), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form that is intended to qualify as an originator’s interest as provided in option (b) of Article 6(3) of the EU Securitization Regulation and/or Article 6(3) of the UK Securitization Regulation (as applicable), in each case as in effect and applicable on the date of the issuance of the relevant outstanding tranche of DiscoverSeries Notes, which such interest is not hedged or otherwise mitigated except to the extent permitted by the EU/UK Risk Retention Regulations. See Section 1 for a calculation of the Transferor Interest percentage.